Note 15 - Commitments - Rent Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease and Rental Expense	$ 2,289,708	$ 2,367,779	$ 4,574,592	$ 4,714,073	$ 9,379,125	$ 8,977,241
Points of Presence [Member]
Lease and Rental Expense	2,085,930	2,166,062	4,192,033	4,241,720	8,491,235	8,180,389
Corporate Offices [Member]
Lease and Rental Expense	94,630	88,651	176,155	237,798	335,713	382,234
Other Leased Property [Member]
Lease and Rental Expense	$ 109,148	$ 113,066	$ 206,404	$ 234,555	$ 552,177	$ 414,618